LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
September 30, 2021 (Unaudited)

	Maturity Date	Coupon Rate	Principal Amount	Value
ASSET BACKED SECURITIES: 7.17%
321 Henderson Receivables I LLC
Series 2006-4A A1 (1 Month LIBOR USD + 0.200%) (a)(c)	12/15/2041	0.28%	$51,686	$51,577
Series 2004-A A1 (1 Month LIBOR USD + 0.350%) (a)(c)	09/15/2045	0.43%	32,401	32,146
American Homes 4 Rent Trust, 2014-SFR2 A (a)	10/17/2036	3.79%	282,263	297,960
AmeriCredit Automobile Receivables Trust
Series 2020-3 A-3	06/18/2025	0.53%	2,150,000	2,155,206
Series 2021-2 A3	12/18/2026	0.34%	2,010,000	2,004,519
Angel Oak Mortgage Trust LLC, 2020-5 A3 (a)(d)	05/25/2065	2.04%	130,905	131,878
Asset Backed Securities Corp Home Equity Loan Trust, 2002-HE1 M1 (1 Month LIBOR USD + 1.650%) (c)	03/15/2032	1.73%	350,963	352,334
Bank of America Credit Card Trust, 2021-A1 A1	09/15/2026	0.44%	850,000	847,893
Capital One Multi-Asset Execution Trust, 2015-A4 A4	05/15/2025	2.75%	1,210,000	1,234,438
CarMax Auto Owner Trust
Series 2018-4 A3	09/15/2023	3.36%	333,488	337,101
Series 2021-4 A3	09/15/2026	0.56%	2,620,000	2,612,944
Carvana Auto Receivables Trust, 2021-P2 A3	03/10/2026	0.49%	2,630,000	2,627,465
Chase Issuance Trust, 2020-A1 A1	01/15/2025	1.53%	1,050,000	1,067,538
Citibank Credit Card Issuance Trust
Series 2018-A6 A6	12/09/2024	3.21%	1,500,000	1,553,185
Series 2018-A3 A3	05/23/2025	3.29%	1,085,000	1,137,981
DB Master Finance LLC, 2019-1A A2I (a)	05/20/2049	3.79%	940,800	944,852
Diamond Resorts Owner Trust
Series 2018-1 A (a)	01/21/2031	3.70%	417,958	432,800
Series 2021-1A A (a)	11/21/2033	1.51%	939,236	940,682
Discover Card Execution Note Trust, 2018-A2 A2 (1 Month LIBOR USD + 0.330%) (c)	08/15/2025	0.41%	1,225,000	1,228,589
Ford Credit Auto Lease Trust, 2019-B A3	10/15/2022	2.22%	56,113	56,159
GM Financial Automobile Leasing Trust, 2021-2 A4	05/20/2025	0.41%	2,182,000	2,180,508
GM Financial Consumer Automobile Receivables Trust
Series 2020-2 A2B (1 Month LIBOR USD + 1.050%) (c)	03/16/2023	1.13%	5,642	5,645
Series 2021-1 A-3	10/16/2025	0.35%	1,400,000	1,400,249
Series 2021-3 A-3	06/16/2026	0.48%	2,310,000	2,306,569
Honda Auto Receivables Owner Trust
Series 2019-1 A3	03/20/2023	2.83%	296,257	298,781
Series 2020-3 A3	10/18/2024	0.37%	2,350,000	2,352,624
Hyundai Auto Receivables Trust, 2020-C A3	05/15/2025	0.38%	2,150,000	2,151,552
Invitation Homes Trust
Series 2017-SFR2 A (1 Month LIBOR USD + 0.850%) (a)(c)	12/19/2036	0.93%	144,440	144,463
Series 2018-SFR1 A (1 Month LIBOR USD + 0.700%) (a)(c)	03/19/2037	0.78%	564,381	565,126
Series 2018-SFR2 A (1 Month LIBOR USD + 0.900%) (a)(c)	06/18/2037	0.98%	537,147	537,890
Series 2018-SFR3 A (1 Month LIBOR USD + 1.000%) (a)(c)	07/17/2037	1.08%	442,613	443,355
Morgan Stanley Capital I Trust, 2004-HE6 M1 (1 Month LIBOR USD + 0.825%) (c)	08/25/2034	0.64%	154,365	153,219
MVW Owner Trust
Series 2018-1A A (a)	01/21/2036	3.45%	865,204	896,757
Series 2019-1A A (a)	11/20/2036	2.89%	400,515	411,645
Series 2019-2A A (a)	10/20/2038	2.22%	511,947	520,378
Series 2021-1WA A (a)	01/22/2041	1.14%	1,334,058	1,334,385
Navient Student Loan Trust, 2021-A A (a)	05/15/2069	0.84%	1,162,158	1,160,347
OneMain Financial Issuance Trust
Series 2016-3A A (a)	06/18/2031	3.83%	434,710	437,338
Series 2018-2A A (a)	03/14/2033	3.57%	500,000	521,137
PFS Financing Corp.
Series 2020-F A (a)	08/15/2024	0.93%	1,150,000	1,156,235
Series 2020-G A (a)	02/17/2026	0.97%	900,000	905,180
Series 2021-B A (a)	08/17/2026	0.78%	1,450,000	1,445,054
Progress Residential Trust, 2019-SFR4 B (a)	11/17/2036	2.94%	600,000	608,443
Santander Drive Auto Receivables Trust, 2020-4 A-3	07/15/2024	0.48%	1,800,000	1,801,870
SoFi Professional Loan Program LLC
Series 2016-D A2B (a)	04/25/2033	2.34%	294,750	299,594
Series 2015-D A2 (a)	10/27/2036	2.72%	38,381	38,641
Series 2016-A A2 (a)	12/26/2036	2.76%	207,897	209,315
Series 2017-B A2FX (a)	05/25/2040	2.74%	207,668	210,509
SoFi Professional Loan Program Trust, 2021-B AFX (a)	02/15/2047	–%	2,250,000	2,247,525
Taco Bell Funding LLC, 2021-1A A21 (a)	08/25/2051	1.95%	2,525,000	2,522,195
Tesla Auto Lease Trust
Series 2020-A A2 (a)	05/20/2023	0.55%	1,042,689	1,043,745
Series 2021-A B (a)	03/20/2025	1.02%	1,100,000	1,103,492
Toyota Auto Receivables Owner Trust
Series 2020-B A2	12/15/2022	1.38%	204,530	204,712
Series 2019-A A3	07/17/2023	2.91%	251,640	254,184
Toyota Lease Owner Trust, 2021-B A-3 (a)	10/21/2024	0.42%	2,640,000	2,639,978
Tricon American Homes Trust
Series 2017-SFR1 A (a)	09/19/2034	2.72%	1,186,319	1,185,590
Series 2017-SFR2 A (a)	01/18/2036	2.93%	194,072	197,365
Series 2017-SFR2 B (a)	01/18/2036	3.28%	250,000	253,908
Verizon Owner Trust
Series 2018-A A1A	04/20/2023	3.23%	183,964	184,652
Series 2019-B A1A	12/20/2023	2.33%	838,498	846,111
Series 2019-C A1A	04/20/2024	1.94%	200,000	201,975
Series 2020-A A1A	07/20/2024	1.85%	1,715,000	1,737,624
TOTAL ASSET BACKED SECURITIES (Cost $58,860,570)				59,167,112

CORPORATE BONDS: 19.67%
Agriculture: 0.29%
BAT Capital Corp.	08/15/2024	3.22%	765,000	810,869
BAT International Finance PLC (b)	03/25/2026	1.67%	1,615,000	1,615,225
				2,426,094
Auto Manufacturers: 0.62%
Daimler Finance North America LLC (a)	03/01/2024	0.75%	725,000	726,261
General Motors Financial Co., Inc.	08/18/2023	1.70%	1,000,000	1,018,817
General Motors Financial Co., Inc.	06/20/2025	2.75%	1,375,000	1,437,074
Volkswagen Group of America Finance LLC (a)	11/22/2023	0.88%	1,925,000	1,934,485
				5,116,637
Banks: 10.21%
Banco Santander SA (b)	05/28/2025	2.75%	1,310,000	1,373,677
Bank of America Corp.	01/11/2023	3.30%	2,525,000	2,620,251
Bank of America Corp. (3 Month LIBOR USD + 0.930%) (c)	07/21/2023	2.82%	625,000	636,888
Bank of America Corp. (SOFR + 1.460%) (c)	05/19/2024	1.49%	2,000,000	2,029,503
Bank of America Corp. (SOFR + 0.740%) (c)	10/24/2024	0.81%	2,935,000	2,944,920
Bank of America Corp. (SOFR + 0.690%) (c)	04/22/2025	0.98%	4,275,000	4,297,158
Bank of America Corp. (SOFR + 1.150%) (c)	06/19/2026	1.32%	3,495,000	3,494,410
Bank of America Corp. (SOFR + 1.010%) (c)	10/24/2026	1.20%	250,000	248,025
Barclays PLC (1 Year CMT Rate + 0.800%) (b)(c)	12/10/2024	1.01%	1,600,000	1,607,216
BNP Paribas SA (3 Month LIBOR USD + 1.111%) (a)(b)(c)	11/19/2025	2.82%	1,150,000	1,205,236
Citigroup, Inc. (3 Month LIBOR USD + 0.722%) (c)	01/24/2023	3.14%	1,205,000	1,215,094
Citigroup, Inc. (3 Month LIBOR USD + 1.023%) (c)	06/01/2024	4.04%	1,425,000	1,507,023
Citigroup, Inc. (SOFR + 0.686%) (c)	10/30/2024	0.78%	1,860,000	1,866,975
Citigroup, Inc. (SOFR + 0.669%) (c)	05/01/2025	0.98%	2,275,000	2,282,058
Citigroup, Inc. (SOFR + 0.765%) (c)	01/28/2027	1.12%	725,000	714,579
Cooperatieve Rabobank UA (b)	11/09/2022	3.95%	895,000	928,998
Credit Suisse AG (b)	05/05/2023	1.00%	900,000	908,235
Credit Suisse AG (b)	08/09/2023	0.52%	1,125,000	1,126,069
Danske Bank A/S (1 Year CMT Rate + 1.730%) (a)(b)(c)	01/12/2023	5.00%	815,000	824,448
Deutsche Bank NY (b)	05/28/2024	0.90%	660,000	659,302
Federation des Caisses Desjardins du Quebec (a)(b)	05/21/2024	0.70%	1,190,000	1,188,304
Goldman Sachs Group, Inc.	01/22/2023	3.63%	1,195,000	1,245,255
Goldman Sachs Group, Inc.	02/23/2023	3.20%	3,385,000	3,506,860
Goldman Sachs Group, Inc. (SOFR + 0.572%) (c)	03/08/2024	0.67%	11,250,000	11,263,613
Goldman Sachs Group, Inc. (SOFR + 0.789%)	12/09/2026	1.09%	235,000	231,482
HSBC Bank Canada (a)(b)	09/10/2023	1.65%	870,000	881,630
HSBC Holdings PLC (SOFR + 0.708%) (b)(c)	05/24/2025	0.98%	1,155,000	1,152,264
HSBC Holdings PLC (SOFR + 1.538%) (b)(c)	04/18/2026	1.65%	675,000	678,392
HSBC Holdings PLC (SOFR + 1.929%) (b)(c)	06/04/2026	2.10%	1,245,000	1,271,809
ING Groep NV (b)	04/09/2024	3.55%	965,000	1,033,574
JP Morgan Chase & Co.	01/25/2023	3.20%	2,650,000	2,750,733
JP Morgan Chase & Co. (SOFR + 0.600%) (c)	09/16/2024	0.65%	1,050,000	1,052,538
JP Morgan Chase & Co. (SOFR + 0.540%) (c)	06/01/2025	0.82%	925,000	924,705
JP Morgan Chase & Co. (SOFR + 0.695%) (c)	02/04/2027	1.04%	2,530,000	2,480,436
Mitsubishi UFJ Financial Group, Inc. (1 Year CMT Rate + 0.680%) (b)(c)	09/15/2024	0.85%	1,295,000	1,300,659
Morgan Stanley	11/01/2022	4.88%	515,000	539,472
Morgan Stanley	01/23/2023	3.13%	2,440,000	2,525,607
Morgan Stanley (SOFR + 0.466%) (c)	11/10/2023	0.56%	300,000	300,374
Morgan Stanley (SOFR + 0.455%) (c)	01/25/2024	0.53%	1,650,000	1,651,100
Morgan Stanley (SOFR + 0.616%) (c)	04/05/2024	0.73%	1,680,000	1,685,595
Morgan Stanley	04/29/2024	3.88%	640,000	690,245
Morgan Stanley (SOFR + 0.525%) (c)	05/30/2025	0.79%	200,000	199,358
Morgan Stanley (SOFR + 1.152%) (c)	07/22/2025	2.72%	1,000,000	1,047,674
NatWest Markets PLC (a)(b)	05/21/2023	2.38%	955,000	984,369
NatWest Markets PLC (a)(b)	08/12/2024	0.80%	1,050,000	1,047,722
Standard Chartered PLC (3 Month LIBOR USD + 1.080%) (a)(b)(c)	03/15/2024	3.89%	675,000	704,851
State Street Corp. (SOFR + 2.690%) (c)	03/30/2023	2.83%	550,000	556,699
Svenska Handelsbanken AB (a)(b)	06/30/2023	0.63%	610,000	612,882
Svenska Handelsbanken AB (a)(b)	06/11/2024	0.55%	1,000,000	997,394
Toronto-Dominion Bank (b)	09/10/2024	0.70%	1,130,000	1,127,585
Truist Financial Corp.	08/05/2025	1.20%	1,700,000	1,711,710
UBS AG/London (a)(b)	04/21/2022	1.75%	475,000	478,374
UBS AG/London (a)(b)	06/01/2023	0.38%	950,000	948,786
UBS AG/London (a)(b)	08/09/2024	0.70%	1,400,000	1,398,096
UBS Group AG (1 Year CMT Rate + 0.830%) (a)(b)(c)	07/30/2024	1.01%	525,000	528,360
Wells Fargo & Co.	02/13/2023	3.45%	1,075,000	1,118,721
				84,307,293
Beverage: 0.07%
Diageo Capital PLC (b)	09/29/2025	1.38%	575,000	581,285

Biotechnology: 0.39%
Gilead Sciences, Inc.	09/29/2023	0.75%	1,780,000	1,780,085
Royalty Pharma PLC (b)	09/02/2023	0.75%	1,400,000	1,404,465
				3,184,550
Chemicals: 0.16%
DuPont de Nemours, Inc.	11/15/2023	4.21%	780,000	837,544
Westlake Chemical Corp.	08/15/2024	0.88%	455,000	455,586
				1,293,130
Diversified Financial Services: 1.41%
AerCap Ireland Capital/Global Aviation Trust (b)	01/15/2025	3.50%	2,105,000	2,214,260
AerCap Ireland Capital/Global Aviation Trust (b)	01/30/2026	1.75%	725,000	717,301
Air Lease Corp.	07/03/2023	3.88%	675,000	709,875
Air Lease Corp.	02/01/2024	4.25%	350,000	375,609
Capital One Bank	02/15/2023	3.38%	799,000	831,004
CDP Financial, Inc. (a)(b)	03/07/2022	2.75%	990,000	1,000,890
Dragon 2012 LLC	03/12/2024	1.97%	5,833	5,937
GE Capital International Funding Co Unlimited Co. (b)	11/15/2025	3.37%	3,890,000	4,214,820
Helios Leasing I LLC	05/29/2024	2.02%	6,269	6,388
Helios Leasing I LLC	07/24/2024	1.73%	6,793	6,896
Helios Leasing I LLC	09/28/2024	1.56%	6,720	6,829
MSN 41079 and 41084 Ltd. (b)	07/13/2024	1.72%	6,778	6,884
OMERS Finance Trust (a)(b)	05/02/2024	2.50%	920,000	964,648
Phoenix 2012 LLC	07/03/2024	1.61%	6,755	6,852
Private Export Funding Corp.	06/15/2025	3.25%	510,000	546,011
Safina Ltd. (b)	01/15/2022	1.55%	1,074	1,075
Tagua Leasing LLC	11/16/2024	1.58%	7,281	7,374
				11,622,653
Electric: 0.44%
Eversource Energy	08/15/2025	0.80%	125,000	123,027
Exelon Generation Co. LLC	03/15/2022	3.40%	265,000	267,911
Exelon Generation Co. LLC	06/01/2025	3.25%	220,000	234,545
Southern California Edison Co.	08/01/2023	0.70%	1,120,000	1,121,222
Southern California Edison Co.	04/01/2024	1.10%	1,850,000	1,858,791
				3,605,496
Food: 0.07%
Conagra Brands, Inc.	08/11/2023	0.50%	550,000	549,947

Healthcare - Products: 0.31%
DH Europe Finance II Sarl (b)	11/15/2024	2.20%	1,070,000	1,113,877
PerkinElmer, Inc.	09/15/2024	0.85%	1,420,000	1,420,064
				2,533,941
Healthcare - Services: 0.41%
Humana, Inc.	08/03/2023	0.65%	2,225,000	2,226,416
UnitedHealth Group, Inc.	05/15/2024	0.55%	1,190,000	1,190,042
				3,416,458
Insurance: 1.11%
Aon Corp.	11/15/2022	2.20%	775,000	790,817
Equitable Financial Life Global (a)	11/17/2023	0.50%	475,000	475,082
Equitable Financial Life Global (a)	07/07/2025	1.40%	925,000	929,686
Metropolitan Life Global Funding I (a)	06/07/2024	0.55%	1,510,000	1,506,949
Metropolitan Life Global Funding I (a)	07/02/2025	0.95%	1,145,000	1,131,083
New York Life Global Funding (a)	10/21/2023	0.40%	500,000	500,503
Principal Life Global Funding II (a)	04/12/2024	0.75%	1,085,000	1,086,326
Protective Life Global Funding (a)	07/05/2024	0.78%	1,740,000	1,740,573
Voya Financial, Inc.	07/15/2024	3.13%	970,000	1,027,780
				9,188,799
Miscellaneous Manufacturing: 0.08%
Parker-Hannifin Corp.	06/14/2024	2.70%	610,000	640,290

Oil & Gas: 0.36%
Atmos Energy Corp. (3 Month LIBOR USD + 0.380%) (c)	03/09/2023	0.50%	390,000	390,053
Diamondback Energy, Inc.	12/01/2024	2.88%	685,000	719,138
Phillips 66	02/15/2024	0.90%	890,000	890,221
Saudi Arabian Oil Co. (a)(b)	04/16/2022	2.75%	1,000,000	1,011,586
				3,010,998
Packaging & Containers: 0.24%
Amcor Finance, Inc.	04/28/2026	–%	830,000	905,445
Berry Global, Inc. (a)	02/15/2024	0.95%	1,100,000	1,101,243
				2,006,688
Pharmaceuticals: 1.13%
AbbVie, Inc.	11/21/2022	2.30%	1,600,000	1,632,803
AbbVie, Inc.	11/21/2024	2.60%	2,495,000	2,622,419
AbbVie, Inc.	05/14/2026	3.20%	560,000	604,006
Astrazeneca Finance LLC	05/28/2024	0.70%	1,925,000	1,927,359
Bristol-Myers Squibb Co.	11/13/2023	0.54%	745,000	745,134
CVS Health Corp.	08/12/2024	3.38%	1,690,000	1,803,069
				9,334,790
Pipelines: 0.37%
Enbridge, Inc. (b)	10/04/2023	0.55%	755,000	755,165
Energy Transfer Operating LP	05/15/2025	2.90%	520,000	544,879
MPLX LP	03/01/2026	1.75%	1,185,000	1,191,810
ONEOK, Inc.	09/01/2024	2.75%	560,000	586,847
				3,078,701
Real Estate Investment Trusts: 0.54%
American Tower Corp.	09/15/2025	1.30%	2,360,000	2,359,576
Brixmor Operating Partnership LP	06/15/2024	3.65%	650,000	694,035
Camden Property Trust	12/15/2022	2.95%	375,000	383,555
Crown Castle International Corp.	07/15/2025	1.35%	505,000	507,203
Kilroy Realty LP	01/15/2023	3.80%	470,000	486,360
				4,430,729
Retail: 0.06%
7-Eleven, Inc. (a)	02/10/2024	0.80%	475,000	474,513

Software: 0.23%
Roper Technologies, Inc.	09/15/2024	2.35%	550,000	575,755
VMware, Inc.	08/15/2024	1.00%	1,310,000	1,314,314
				1,890,069
Telecommunications: 1.17%
AT&T, Inc.	03/25/2024	0.90%	1,000,000	1,001,508
NBN Co. Ltd. (a)(b)	10/08/2024	0.88%	1,180,000	1,176,262
NTT Finance Corp. (a)(b)	04/03/2026	1.16%	1,020,000	1,013,720
T-Mobile USA, Inc.	04/15/2025	3.50%	2,780,000	2,993,951
Verizon Communications, Inc.	11/20/2025	0.85%	2,605,000	2,575,489
Verizon Communications, Inc.	03/20/2026	1.45%	870,000	878,056
				9,638,986
TOTAL CORPORATE BONDS (Cost $161,241,078)				162,332,047

FOREIGN GOVERNMENT BOND: 0.00%*
Petroleos Mexicanos (b)	12/20/2022	2.00%	3,750	3,789
TOTAL FOREIGN GOVERNMENT BOND (Cost $3,750)				3,789

MORTGAGE BACKED SECURITIES: 8.59%
ACRE Commercial Mortgage Trust, 2021-FL4 A (1 Month LIBOR USD + 0.830%) (a)(b)(c)	12/18/2037	0.92%	754,646	751,996
Alen Mortgage Trust, 2021-ACEN A (1 Month LIBOR USD + 1.150%) (a)(c)	04/15/2038	1.23%	1,250,000	1,251,178
Angel Oak Mortgage Trust, 2020-1 M1 (a)(d)	12/25/2059	3.16%	877,000	879,415
BHP Trust, 2019-BXHP A (1 Month LIBOR USD + 0.975%) (a)(c)	08/15/2036	1.06%	1,920,766	1,920,767
BSREP Commercial Mortgage Trust, 2021-DC A (1 Month LIBOR USD + 0.950%) (a)(c)	08/16/2038	1.03%	2,000,000	2,004,034
BX Commercial Mortgage Trust
Series 2020-FOX A (1 Month LIBOR USD + 1.000%) (a)(c)	11/15/2032	1.08%	1,928,912	1,932,526
Series 2021-VOLT A (1 Month LIBOR USD + 0.700%) (a)(c)	09/15/2036	0.80%	3,750,000	3,751,837
Comm Mortgage Trust
Series 2015-3BP A (a)	02/12/2035	3.18%	1,030,000	1,092,241
Series 2013-CR9 A4 (d)	07/12/2045	4.39%	946,086	996,300
Series 2013-CR6 A4	03/10/2046	3.10%	440,000	447,388
Series 2013-CR10 A4 (d)	08/10/2046	4.21%	200,000	211,543
Series 2014-UBS2 A5	03/10/2047	3.96%	1,150,000	1,227,289
Series 2014-UBS2 AM	03/12/2047	4.20%	1,150,000	1,223,636
Series 2015-CR27 AM	10/13/2048	3.98%	1,000,000	1,087,317
CSMC Trust, 2017-CALI A (a)	11/12/2032	3.43%	1,750,000	1,853,597
Extended Stay America Trust, 2021-ESH A (1 Month LIBOR USD + 1.080%) (a)(c)	07/15/2038	1.16%	1,193,789	1,197,159
Fannie Mae Aces, 2017-M7 A1	02/25/2027	2.60%	474,712	480,145
Fannie Mae Connecticut Avenue Securities
Series 2014-C02 1M2 (1 Month LIBOR USD + 2.600%) (c)	05/28/2024	2.69%	775,341	784,709
Series 2014-C03 1M2 (1 Month LIBOR USD + 3.000%) (c)	07/25/2024	3.09%	335,581	341,388
Series 2017-C02 2ED4 (1 Month LIBOR USD + 0.850%) (c)	09/25/2029	0.94%	164,960	161,190
Series 2017-C02 2ED3 (1 Month LIBOR USD + 1.350%) (c)	09/25/2029	1.44%	389,905	392,289
Series 2017-C05 1M2A (1 Month LIBOR USD + 2.200%) (c)	01/25/2030	2.29%	117,209	117,322
Series 2017-C05 1M2 (1 Month LIBOR USD + 2.200%) (c)	01/25/2030	2.29%	672,115	686,833
Series 2018-C01 1EB1 (1 Month LIBOR USD + 0.450%) (c)	07/25/2030	0.54%	385,000	381,649
FHLMC Multifamily Structured Pass Through Certificates
Series KF08 A (1 Month LIBOR USD + 0.300%) (c)	01/25/2022	0.38%	74,444	74,395
Series K052 A1	01/25/2025	2.60%	306,103	316,837
Series K050 A1	01/25/2025	2.80%	2,198,077	2,284,171
Series K059 A1	09/25/2025	2.76%	756,969	797,627
Series KC06 A1	02/25/2026	2.17%	1,502,253	1,542,142
Freddie Mac STACR Trust
Series 2018-DNA2 M2A (1 Month LIBOR USD + 2.150%) (a)(c)	12/26/2030	2.24%	700,000	705,745
Series 2018-DNA3 M2A (1 Month LIBOR USD + 2.100%) (a)(c)	09/25/2048	2.19%	855,000	863,618
Freddie Mac Structured Agency Credit Risk Debt Notes, 2017-DNA2 M1 (1 Month LIBOR USD + 1.200%) (c)	10/25/2029	1.29%	320,512	320,616
FRESB Multifamily Mortgage Pass Through Certificates
Series 2016-SB17 A7F (d)	05/25/2023	2.15%	542,342	549,081
Series 2017-SB32 A7F (d)	04/25/2024	2.44%	991,906	1,013,057
Series 2019-SB67 A5F (d)	07/25/2024	2.09%	1,040,984	1,056,527
Series 2019-SB69 A5F (d)	10/25/2024	2.25%	1,568,251	1,619,176
Series 2016-SB23 A10F (d)	09/25/2026	2.31%	844,687	865,215
GCT Commercial Mortgage Trust, 2021-GCT A (1 Month LIBOR USD + 0.800%) (a)(c)	02/15/2038	0.88%	1,400,000	1,401,411
GS Mortgage Securities Trust
Series 2021-ROSS A (1 Month LIBOR USD + 1.150%) (a)(c)	06/16/2036	1.23%	2,000,000	2,001,990
Series 2013-GC10 AS	02/12/2046	2.94%	1,720,000	1,764,809
Series 2015-GC28 AS	02/12/2048	3.76%	885,000	947,946
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2021-MHC A (1 Month LIBOR USD + 0.800%) (a)(c)	04/15/2038	0.88%	1,653,569	1,658,917
Series 2012-C8 ASB	10/17/2045	2.38%	83,299	83,849
Series 2013-C15 A-S	11/17/2045	4.42%	1,250,000	1,332,998
Series 2014-C23 ASB	09/17/2047	3.66%	802,327	839,275
Series 2014-C22 AS	09/17/2047	4.11%	1,350,000	1,436,174
Series 2013-C10 AS	12/17/2047	3.37%	762,000	785,686
Series 2016-JP3 A-5	08/15/2049	2.87%	1,500,000	1,585,301
KKR Industrial Portfolio Trust, 2020-AIP D (1 Month LIBOR USD + 2.030%) (a)(c)	03/16/2037	2.11%	482,103	482,405
Merit, 2020-HILL A (1 Month LIBOR USD + 1.150%) (a)(c)	08/17/2037	1.23%	2,216,129	2,216,829
MHC Commercial Mortgage Trust, 2021-MHC A (1 Month LIBOR USD + 0.801%) (a)(c)	04/15/2038	0.88%	2,000,000	2,001,805
New Residential Mortgage Loan Trust
Series 2015-1A A3 (a)(d)	05/28/2052	3.75%	374,613	393,523
Series 2014-2A A3 (a)(d)	05/25/2054	3.75%	71,383	75,283
Series 2016-1A A1 (a)(d)	03/25/2056	3.75%	162,323	173,433
Series 2017-1A A1 (a)(d)	02/25/2057	4.00%	311,464	333,007
Series 2017-6A A1 (a)(d)	08/25/2057	4.00%	151,258	161,155
Series 2018-5A A1 (a)(d)	12/25/2057	4.75%	586,302	615,756
OBX Trust, 2018-1 A2 (1 Month LIBOR USD + 0.650%) (a)(c)	06/25/2057	0.74%	347,953	348,022
OPG TRUST, 2021-PORT B	10/15/2036	–%	2,700,000	2,677,602
PKHL Commercial Mortgage Trust, 2021-MF A (1 Month LIBOR USD + 0.880%) (a)(c)	07/15/2038	0.96%	3,250,000	3,250,973
Sequoia Mortgage Trust
Series 2017-1 A4 (a)(d)	02/25/2047	3.50%	9,914	9,907
Series 2019-5 A4 (a)(d)	12/25/2049	3.50%	61,999	62,103
Series 2020-1 A4 (a)(d)	02/25/2050	3.50%	46,171	46,227
STACR Trust, 2018-DNA2 M1 (1 Month LIBOR USD + 0.800%) (a)(c)	12/26/2030	0.89%	197,741	197,939
UBS Commercial Mortgage Trust, 2017-C6 ASB	12/16/2050	3.50%	1,000,000	1,075,880
UBS-Barclays Commercial Mortgage Trust, 2012-C4 A5	12/12/2045	2.85%	870,000	886,297
Verus Securitization Trust
Series 2020-1 A1 (a)	01/25/2060	2.42%	592,982	600,057
Series 2020-1 A3 (a)	01/25/2060	2.72%	664,860	671,932
VNDO Mortgage Trust, 2012-6AVE A (a)	11/15/2030	3.00%	1,000,000	1,021,242
Wells Fargo Commercial Mortgage Trust, 2012-LC5 AS	10/17/2045	3.54%	185,000	189,276
WFRBS Commercial Mortgage Trust
Series 2013-C13 AS	05/17/2045	3.35%	185,000	190,761
Series 2012-C10 A3	12/15/2045	2.88%	975,000	993,913
Series 2013-UBS1 A4 (d)	03/16/2046	4.08%	771,811	817,722
Series 2013-C14 A5	06/15/2046	3.34%	200,000	208,160
Series 2013-C17 ASB	12/17/2046	3.56%	133,133	137,220
TOTAL MORTGAGE BACKED SECURITIES (Cost $70,236,256)				70,858,740

MUNICIPAL BONDS: 0.48%
County of King WA Sewer Revenue	07/01/2025	0.80%	320,000	318,264
HAWAII ST	08/01/2025	1.03%	1,955,000	1,957,112
Miami Dade County Florida Aviation Refunding Taxable Series B	10/01/2023	2.37%	650,000	673,313
Nebraska Public Power District	01/01/2024	2.22%	675,000	700,228
Water Works Board of the City of Birmingham	01/01/2024	2.20%	270,000	280,493
TOTAL MUNICIPAL BONDS (Cost $3,871,363)				3,929,410

PURCHASED OPTIONS: 8.55%
Call Options: 8.55%		Counterparty	Number of Contracts
Nomura Galaxy Option- Corecommodity, Expiration: July 2023, Current Price: $1,012.74, Exercise Price: $0.0001 (h)		Nomura Securities	27,490	27,840,632
Nomura Galaxy Option- East X, Expiration: August 2022, Current Price: $5,367.33, Exercise Price: $0.0001 (i)		Nomura Securities	7,964	42,747,845
TOTAL PURCHASED OPTIONS (Cost $39,704,182)				70,588,477

U.S. GOVERNMENT AGENCY ISSUES: 8.72%
Federal Farm Credit Banks	05/10/2023	0.13%	8,180,000	8,171,042
Federal Farm Credit Banks	06/14/2023	0.13%	10,000,000	9,982,507
Federal Farm Credit Banks	06/26/2023	1.77%	2,450,000	2,513,766
Federal Farm Credit Banks	07/17/2023	2.88%	1,600,000	1,674,277
Federal Home Loan Banks	06/10/2022	2.13%	5,575,000	5,654,165
Federal Home Loan Banks	06/10/2022	2.75%	1,000,000	1,018,657
Federal Home Loan Banks	06/09/2023	3.25%	2,345,000	2,464,150
Federal Home Loan Banks	08/28/2023	0.13%	7,000,000	6,977,499
Federal Home Loan Banks	09/08/2023	3.38%	2,235,000	2,369,721
Federal Home Loan Banks	12/08/2023	3.38%	2,325,000	2,479,807
Federal Home Loan Banks	06/14/2024	1.75%	5,365,000	5,547,404
Federal Home Loan Banks	04/14/2025	0.50%	3,950,000	3,925,317
Federal Home Loan Mortgage Corp.	05/19/2023	0.25%	2,730,000	2,728,291
Federal Home Loan Mortgage Corp.	06/26/2023	0.25%	3,000,000	3,000,755
Federal Home Loan Mortgage Corp.	09/08/2023	0.25%	885,000	884,312
Federal Home Loan Mortgage Corp.	11/06/2023	0.25%	4,000,000	3,997,785
Federal Home Loan Mortgage Corp.	02/12/2025	1.50%	4,850,000	4,988,148
Federal National Mortgage Association	01/19/2023	2.38%	220,000	226,218
Federal National Mortgage Association	07/10/2023	0.25%	3,350,000	3,349,153
Small Business Administration Participation Certificates	11/01/2032	2.09%	8,204	8,462
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $71,406,883)				71,961,436

U.S. GOVERNMENT NOTES: 27.98%
United States Treasury Note	05/15/2022	1.75%	16,975,000	17,154,033
United States Treasury Note	08/15/2022	1.50%	3,495,000	3,538,141
United States Treasury Note	11/30/2022	0.13%	15,625,000	15,622,559
United States Treasury Note	02/15/2023	2.00%	11,500,000	11,789,297
United States Treasury Note	03/31/2023	0.13%	48,075,000	48,029,930
United States Treasury Note	03/31/2023	1.50%	34,390,000	35,064,367
United States Treasury Note	05/15/2023	1.75%	5,975,000	6,123,675
United States Treasury Note	12/31/2023	2.63%	11,680,000	12,273,581
United States Treasury Note	01/15/2024	0.13%	1,330,000	1,322,778
United States Treasury Note	04/30/2024	2.00%	6,020,000	6,263,152
United States Treasury Note	04/30/2024	2.25%	1,585,000	1,658,863
United States Treasury Note	05/15/2024	0.25%	5,240,000	5,214,005
United States Treasury Note	05/15/2024	2.50%	6,030,000	6,354,112
United States Treasury Note	06/15/2024	0.25%	8,065,000	8,019,004
United States Treasury Note	08/15/2024	0.38%	33,930,000	33,802,762
United States Treasury Note	09/15/2024	0.38%	9,020,000	8,979,833
United States Treasury Note	09/30/2024	1.50%	500,000	514,512
United States Treasury Note	12/31/2024	2.25%	440,000	463,427
United States Treasury Note	01/31/2025	1.38%	8,545,000	8,758,291
TOTAL U.S. GOVERNMENT NOTES (Cost $230,867,848)				230,946,322

SHORT TERM INVESTMENT: 5.28%			Shares
MONEY MARKET FUND: 5.28%
STIT-Government & Agency Portfolio, Institutional Class, 0.03% (e)(f)			43,552,588	43,552,588
TOTAL MONEY MARKET FUND (Cost $43,552,588)				43,552,588
TOTAL SHORT TERM INVESTMENT (Cost $43,552,588)				43,552,588

TOTAL INVESTMENTS (Cost $679,744,518): 86.44%				713,339,921
Other Assets in Excess of Liabilities: 13.56% (g)				111,943,100
TOTAL NET ASSETS: 100.00%				$825,283,021

(a)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2021, the value of these securities total $90,373,776 which represents 10.95% of total net assets.

(b)			Foreign issued security.
(c)			Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2021.
(d)			Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2021.
(e)			The rate quoted is the annualized seven-day effective yield as of September 30, 2021.
(f)			A portion of this security is held by LCLSCS Fund Limited and pledged as collateral for swap contracts. At September 30, 2021, the value of this security totals $4,635,919.
(g)			Includes deposits with broker for swap contracts. At September 30, 2021, the value of these assets total $82,050,075.
(h)
The Nomura Call option is issued by Nomura Securities Ltd. provides LoCorr Long/Short Commodities Strategy Fund access to the performance of the Galaxy Plus Fund – CoreCommodity Feeder Fund (558) LLC which effectuates its trading strategy through the Galaxy Plus Fund – CoreCommodity Master Fund (558) LLC. The underlying strategy is a quantitative trading program specializing in commodity futures contracts.

(i)
The Nomura Call option is issued by Nomura Securities Ltd. provides LoCorr Long/Short Commodities Strategy Fund access to the performance of the Galaxy Plus Fund – East Alpha Feeder Fund (548) LLC which effectuates its trading strategy through the Galaxy Plus Fund – East Alpha Master Fund (548) LLC. The underlying strategy is a quantitative trading program specializing in commodity futures contracts.

* Amount rounds to less than 0.005% of net assets.

CMT			Constant Maturity Treasury
LIBOR			London Interbank Offered Rate
PLC			Public Limited Company
SOFR			Secured Overnight Financing Rate

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Swap Contracts
September 30, 2021 (Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS
This investment is a holding of LCLSCS Fund Limited.
Termination Date	Reference Index	Financing Rate	Payment Frequency	Notional Amount	Unrealized Appreciation	Counterparty

12/16/2022	LoCorr Commodities Index#	0.50%	Quarterly	$425,945,098	$19,647,866	Deutsche Bank AG

#			Comprised of a proprietary basket of Commodity Trading Advisor’s ‘‘CTA’’) Programs investing in various futures contracts, forward currency contracts, foreign currency and other similar investments.

The underlying components of the basket as of September 30, 2021 are shown below:#
			Number of Contracts			Concentration %
Description	Expiration Date		Purchased (Sold)		Value	of Exposure
Futures Contracts:
Purchase Contracts:(1)
WTI Crude	Nov-21		7,026		$524,675,325	16.87%
Natural Gas	Feb-22		4,113		221,461,815	7.12%
Natural Gas	Jan-22		1,575		91,078,895	2.93%
Brent Crude	Nov-21		725		56,291,397	1.81%
Cotton No.2	Mar-22		799		40,803,751	1.31%
Copper (COMEX)	Mar-22		310		31,548,834	1.02%
Natural Gas	Dec-21		518		30,581,709	0.98%
Endex Dutch TTF Gas Future	Apr-22		777		30,274,454	0.97%
Gasoline RBOB	Nov-21		300		27,188,025	0.87%
Low Sulphur Gasoil	Nov-21		390		26,267,537	0.85%
WTI Crude	Dec-21		345		25,556,401	0.82%
Heating Oil	Nov-21		255		24,982,421	0.80%
Brent Crude	Dec-21		305		23,444,304	0.75%
Feeder Cattle	Jan-22		275		21,275,033	0.68%
Coffee	Mar-22		285		21,126,914	0.68%
Coffee	May-22		230		17,203,608	0.55%
Hard Red Wheat	Mar-22		471		17,108,829	0.55%
Lean Hogs	Oct-21		428		15,721,645	0.51%
Soybean Oil	Jul-22		435		15,188,401	0.49%
Live Cattle	Jun-22		274		14,141,968	0.46%
Red Spring Wheat	Dec-21		261		11,869,100	0.38%
Natural Gas	Apr-22		294		11,214,630	0.36%
Live Cattle	Apr-22		192		10,311,890	0.33%
WTI Crude	Jan-22		136		9,996,379	0.32%
Lean Hogs	Jun-22		218		8,377,344	0.27%
Natural Gas	Dec-21		512		7,556,480	0.24%
Natural Gas	Oct-21		517		7,368,543	0.24%
Total Purchase Contracts					1,342,615,633	43.16%

Sale Contracts:(1)
WTI Crude	Oct-21		(7,604)		$570,401,336	18.35%
Natural Gas	Oct-21		(5,594)		318,905,236	10.26%
Brent Crude	Oct-21		(645)		50,512,331	1.63%
Natural Gas	Nov-21		(709)		41,307,407	1.33%
Coffee	Dec-21		(505)		36,970,296	1.19%
Cotton No.2	Dec-21		(645)		33,310,753	1.07%
Lean Hogs	Dec-21		(851)		29,129,950	0.94%
Endex Dutch TTF Gas Future	Mar-22		(665)		28,817,848	0.93%
Soybean	Jan-22		(427)		27,713,472	0.88%
Feeder Cattle	Nov-21		(336)		25,726,170	0.83%
Hard Red Wheat	Dec-21		(681)		24,457,470	0.79%
Live Cattle	Dec-21		(483)		24,275,525	0.78%
Heating Oil	Oct-21		(210)		20,635,304	0.66%
Gold	Dec-21		(109)		19,270,090	0.62%
Low Sulphur Gasoil	Oct-21		(283)		19,124,925	0.62%
Soybean Oil	Dec-21		(526)		18,652,518	0.60%
Copper	Dec-21		(173)		17,718,206	0.57%
Gasoline RBOB	Oct-21		(190)		17,512,030	0.56%
Wheat	Dec-21		(425)		15,260,425	0.49%
Palladium	Dec-21		(51)		9,695,106	0.31%
Endex Dutch TTF Gas Future	Feb-22		(112)		8,976,606	0.29%
Total Sale Contracts					1,358,373,004	43.70%
Other Futures Contracts					175,268,694	5.64%
Total Futures Contracts					2,876,257,330	92.50%

Forward Currency Contracts:			Delivered (in USD)		Received (in USD)
Sales Contracts:(1)
USD/EUR	09/30/2021	U.S. Dollar	$(888,345)	Euro	$882,233	0.03%
Total Forward Currency Contracts Sold					882,233	0.03%
Total Forward Currency Contracts					882,233	0.03%

Cash and Foreign Currency:			Quantity
Cash and Foreign Currency Purchased:(1)
U.S. Dollar			80,455,739		$80,455,739	2.59%
Total Cash and Foreign Currency Purchased					80,455,739	2.59%

Cash and Foreign Currency Sold:(1)
Euro			144,238,479		$144,238,479	4.64%
Total Cash and Foreign Currency Sold					144,238,479	4.64%
Other Cash and Foreign Currency					7,409,051	0.24%
Total Cash and Foreign Currency					232,103,269	7.47%
Total Underlying Positions					$3,109,242,832	100.00%

#
The investment is not a direct holding of LoCorr Long/Short Commodities Strategy Fund. The top 50 holdings and other futures contracts, other forward currency contracts, and other cash and foreign currency were determined based on the absolute notional values of the positions within the underlying swap basket.

(1)	Represents the 50 largest components of the basket.

NOTES

Investment Valuation
Fair Value Measurement Summary
September 30, 2021 (Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Equity Fund and the LoCorr Spectrum Income Fund (individually a ‘‘Fund’’ and collectively the ‘‘Funds’’) follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts, swap agreements or options contracts, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations, a pricing service at the settlement price determined by the relevant exchange or by the counterparty. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fund-linked options are stated at fair value based on the fair value of Galaxy Plus Fund – East Alpha Feeder Fund (548) LLC and Galaxy Plus Fund - CoreCommodity Feeder Fund (558) LLC, taking into account any fees and expenses associated with the fund-linked option. Fund-linked options are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of trading;

●	securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accord with this principle may, for example, be based on:

●	a multiple of earnings;

●	a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or

●	yield to maturity with respect to debt issues, or a combination of these and other methods.

Fair value determinations are not based on what the Adviser believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security’s true value as perceived by the Adviser. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Some of the general factors that the Adviser considers in determining a valuation method for an individual issue of securities include, but shall not be limited to:

●	the fundamental analytical data relating to the investment;
●	the nature and duration of restrictions (if any) on disposition of the securities;
●	evaluation of the forces that influence the market in which these securities are purchased or sold;
●	changes in interest rates;
●	government (domestic or foreign) actions or pronouncements; and
●	other news events.

With respect to securities traded on foreign markets, the Adviser considers the value of foreign securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity and the trading prices of financial products that are tied to baskets of foreign securities, such as WEBS.

Among the more specific factors that the Funds’ Adviser considers (if applicable) in determining a valuation method for an individual issue of securities are:

●	type of security;
●	financial statements of the issuer;
●	cost at date of purchase;
●	size of holding;
●	discount from market value of unrestricted securities of the same class at time of purchase;
●	special reports prepared by analysts;
●	information as to any transactions or offers with respect to the security;
●	existence of merger proposals or tender offers affecting the securities;
●	price and extent of public trading in similar securities of the issuer or comparable companies; and
●	other relevant matters.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Long/Short Commodities Strategy Fund’s consolidated investments and swap contracts as of September 30, 2021:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$59,167,112	$-	$59,167,112
Corporate Bonds	-	162,332,047	-	162,332,047
Foreign Government Bond	-	3,789	-	3,789
Mortgage Backed Securities	-	70,858,740	-	70,858,740
Municipal Bonds	-	3,929,410	-	3,929,410
Purchased Call Options	-	70,588,477	-	70,588,477
U.S. Government Agency Issues	-	71,961,436	-	71,961,436
U.S. Government Notes	-	230,946,322	-	230,946,322
Short Term Investment	43,552,588	-	-	43,552,588
Total Investments	$43,552,588	$669,787,333	$-	$713,339,921

Swap Contracts*
Long Total Return Swap Contracts	$-	$19,647,866	$-	$19,647,866
Total Swap Contracts	$-	$19,647,866	$-	$19,647,866

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*The fair value of the Fund’s investment in swap contracts represents the net unrealized appreciation at September 30, 2021.

The LoCorr Long/Short Commodities Strategy Fund did not hold any Level 3 assets during the period.